STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised - Number of shares	(4,444)
Exercised - Average Exercise Price	$ 11.25
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number Of Shares		385,733	168,856	77,301	46,642	19,948	17,215	638	558	239
Issued - Number of Shares		71,838	239,816	126,866	33,111	29,467	2,733	16,577	80	319
Expired - Number of Shares		(6,746)	(15,467)	(29,805)	(1,119)	(2,773)
Exercised - Number of shares		(4,936)	(7,472)	(5,506)	(1,333)
Outstanding Number Of Shares		445,889	385,733	168,856	77,301	46,642	19,948	17,215	638	558
Outstanding - Average Exercise Price		$ 6.75	$ 6.75	$ 8.25	$ 14.25	$ 20.25	$ 19.50	$ 125.25	$ 125.25	$ 125.25
Issued - Average Exercise Price		$ 8.11	$ 6.75	$ 6.00	$ 0.75	$ 12.75	$ 27.75	$ 15.00	$ 125.25	$ 125.25
Expired - Average Exercise Price		$ 25.65	$ 18.00	$ 8.25	$ 54.75	$ 32.25
Exercised - Average Exercise Price		$ 1.76	$ 0.75	$ 0.75	$ 0.75
Outstanding - Average Exercise Price		$ 7.58	$ 6.75	$ 6.75	$ 8.25	$ 14.25	$ 20.25	$ 19.50	$ 125.25	$ 125.25
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number Of Shares		461,920	468,431	358,429	142,278	98,303	69,126	1,617	1,237	279
Issued - Number of Shares		155,818	343,196	155,846	242,963	45,809	29,177	67,669	380	958
Expired - Number of Shares		(77,685)	(111,025)	(44,886)	(26,812)	(120)		(160)
Exercised - Number of shares		(40,722)	(238,682)	(958)		(1,714)
Outstanding Number Of Shares		499,331	461,920	468,431	358,429	142,278	98,303	69,126	1,617	1,237
Outstanding - Average Exercise Price		$ 10.50	$ 9.75	$ 17.25	$ 33.00	$ 36.75	$ 33.75	$ 78.00	$ 93.75	$ 196.50
Issued - Average Exercise Price		$ 3.74	$ 9.00	$ 11.25	$ 10.50	$ 25.50	$ 48.75	$ 33.75	$ 26.25	$ 63.75
Expired - Average Exercise Price		$ 9.88	$ 13.50	$ 37.50	$ 36.00	$ 125.25		$ 282.00
Exercised - Average Exercise Price		$ 8.38	$ 8.25	$ 0.75		$ 34.50
Outstanding - Average Exercise Price		$ 8.60	$ 10.50	$ 9.75	$ 17.25	$ 33.00	$ 36.75	$ 33.75	$ 78.00	$ 93.75